METROPOLITAN WEST FUNDS

Total Return Bond Fund
Low Duration Bond Fund
Short-Term Investment Fund
AlphaTrak 500 Fund



Supplement dated June 15, 2000
to Prospectus dated July 27, 1999

        Information with respect to the purchase of shares of the Funds found under the heading "HOW TO PURCHASE SHARES" on page 19 of the Prospectus is hereby supplemented as follows:

By Automatic Investment Plan
Once an account has been opened, you can make additional purchases of shares of the Funds through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Funds. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund or Funds. The Funds may alter, modify or terminate this Plan at any time. To begin participating in this Plan, please contact the Funds at (800) 241-4671.

Information with respect to the sale of shares of the Funds found under the heading "HOW TO REDEEM SHARES" on page 20 of the Prospectus is hereby supplemented as follows:

Systematic Withdrawal Plan
If you own or are purchasing shares of the Funds having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. This Plan provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annually or annual basis. You may establish this Plan by calling the Funds at (800) 241-4671 or sending a letter to PFPC Inc. Notice of all changes concerning this Plan must be received by PFPC Inc. at least two weeks prior to the next scheduled payment. Further information quirements can be obtained by contacting the Funds at (800) 241-4671.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.










	METROPOLITAN WEST FUNDS

Total Return Bond Fund
Low Duration Bond Fund
Short-Term Investment Fund


CLASS I SHARES

Supplement dated June 15, 2000
to Prospectus dated March 31, 2000



Information with respect to the sale of shares of the Funds found under the heading "HOW TO REDEEM SHARES" on page 19 of the Prospectus is hereby supplemented as follows:

Systematic Withdrawal Plan
The Systematic Withdrawal Plan provides for automatic redemptions of at least $100,000 on a monthly, quarterly, semi-annually or annual basis. You may establish this Plan by calling the Funds at (800) 241-4671 or sending a letter to PFPC Inc. Notice of all changes concerning this Plan must be received by PFPC Inc. at least two weeks prior to the next scheduled payment. Further information regarding this Plan and its requirements can be obtained by contacting the Funds at (800) 241-4671.









INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.